Label	Element	Value
Global X Funds | Global X 1-3 Month T-Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global X 1-3 Month T-Bill ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Global X 1-3 Month T-Bill ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive 1-3 month US T-Bill Index ("Underlying Index").
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy, hold, and sell shares (“Shares”) of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. This is a new fund and does not yet have a portfolio turnover rate to disclose.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its total assets, plus borrowings for investment purposes (if any), in the securities of the Solactive 1-3 month US T-Bill Index (the "Underlying Index"), and in securities that the Adviser determines have economic characteristics that are substantially identical to the economic characteristics of the securities that comprise the Underlying Index. In addition, in seeking to track the Underlying Index, the Fund may invest in debt securities that are not included in the Underlying Index, cash and cash equivalents or money market instruments, such as repurchase agreements and money market funds. The Fund's 80% investment policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Underlying Index is designed to measure the performance of public obligations of the U.S. Treasury that have a remaining maturity of greater than or equal to 1 month and less than 3 months. To be a part of the eligible universe of the Underlying Index, certain criteria, as defined by Solactive AG, the provider of the Underlying Index ("Index Provider"), must be met. As of each selection date, the Underlying Index is comprised of Treasury bills (“T-Bills”) issued by the U.S. government, that have a remaining maturity of less than 3 months and at least 1 month. In addition, each security must be zero coupon, be denominated in U.S. dollars and have an amount outstanding of at least $250 million, as determined by the Index Provider on the selection date. A zero coupon bond is a bond that is sold at a discount, does not pay interest, and pays its face value at maturity.
The Underlying Index is reconstituted and re-weighted monthly. Each index component is weighted using the market value based on the last evaluated bid price and accrued interest, in proportion to the aggregated market value of all index components in the Underlying Index. As of June 13, 2023, the Underlying Index had 18 constituents. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by the Index Provider, which is an organization that is independent of, and unaffiliated with, the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). In addition, any determinations related to the constituents of the Underlying Index are made independent of the Fund's portfolio managers. The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index.

The Adviser uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to outperform the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally uses a representative sampling strategy with respect to the Underlying Index. "Representative sampling" is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to the Underlying Index in terms of key risk factors, performance attributes and other characteristics. Underlying ETFs may constitute a substantial portion of the Fund's assets. These include country weightings, market capitalization and other financial characteristics of securities. Under normal circumstances, at least 80% of the Fund's net assets, plus the amount of any borrowings for investment purposes (if any), will be invested in (i) component securities of the Underlying Index and (ii) investments that have economic characteristics that, either individually or when combined, are substantially identical to the economic characteristics of such component securities. The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation.

Risk [Heading]	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. There is no guarantee that the Fund will achieve its investment objective. An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund section of this Prospectus and in the Statement of Additional Information ("SAI"). The order of the below risk factors does not indicate the significance of any particular risk factor.

THE FUND IS NOT A MONEY MARKET FUND, DOES NOT SEEK TO MAINTAIN A STABLE NET ASSET VALUE, AND IS NOT SUBJECT TO THE RISK LIMITING PROVISIONS APPLICABLE TO MONEY MARKET FUNDS.

Asset Class Risk: Securities and other assets in the Underlying Index or otherwise held in the Fund's portfolio may underperform in comparison to the general securities markets, a particular securities market or other asset classes.

Bond Investment Risk: Investments in debt securities are generally affected by changes in prevailing interest rates and the creditworthiness of the issuer. Prices of debt securities fall when prevailing interest rates rise. The Fund’s yield on investments in debt securities will fluctuate as the securities in the Fund are rebalanced and reinvested in securities with different interest rates. Investments in bonds are also subject to credit risk. Credit risk is the risk that an issuer of debt securities will be unable to pay principal and interest when due, or that the value of the security will suffer because investors believe the issuer is less able to make required principal and interest payments. This is broadly gauged by the credit ratings of the debt securities in which the Fund invests. However, credit ratings are only the opinions of the rating agencies issuing them, do not purport to reflect the risk of fluctuations in market value and are not absolute guarantees as to the payment of interest and the repayment of principal.

Fixed Income Securities Risk: A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by the Fund, the more sensitive it will likely be to interest-rate fluctuations. An unexpected event could interfere with an issuer’s ability to make timely interest or principal payments or that causes market speculation about the issuer’s ability to make such payments, which could cause the credit quality and market value of an issuer’s bonds and/or other debt securities to decline significantly.
Fixed Income Securities Risk - Maturity Risk: The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

U.S. Treasury Obligations Risk: U.S. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics. U.S. Treasury obligations are subject to inflation risk, as the price of short term U.S. Treasury obligations tends to fall during inflationary periods as investors seek higher yielding investments. Similar to other issuers, changes to the financial condition or credit rating of the U.S. government may cause the value of the Fund's investments in U.S. Treasury obligations to decline. In addition, uncertainty in regard to the U.S. debt ceiling may increase the volatility in U.S. Treasury obligations and can heighten the potential for a credit rating downgrade, which could have an adverse effect on the value of the Fund’s U.S. Treasury obligations.

Geographic Risk: A natural, biological or other disaster could occur in a geographic region in which the Fund invests, which could affect the economy or particular business operations of companies in the specific geographic region, causing an adverse impact on the Fund’s investments in the affected region or in a region economically tied to the affected region. The securities in which the Fund invests and, consequently, the Fund are also subject to specific risks as a result of their business operations, including, but not limited to:

Risk of Investing in the United States: A decrease in imports or exports, changes in trade regulations and/or an economic recession in the U.S. may have a material adverse effect on the U.S. economy.

Government Debt Risk: Countries with high levels of public debt and spending may experience stifled economic growth. Such countries may face higher borrowing costs and, in some cases, may implement austerity measures that could have an adverse effect on economic growth. Such developments could contribute to prolonged periods of recession and adversely impact investments in the Fund.

Income Risk: Income risk is the risk that the Fund’s income will decline because of falling interest rates.

Interest Rate Risk: Interest rate risk is the risk that prices of fixed income securities generally increase when interest rates decline and decrease when interest rates increase. The Fund may lose money if short-term or long-term interest rates rise sharply.

Market Risk: Turbulence in the financial markets and reduced liquidity may negatively affect issuers, which could have an adverse effect on the Fund. If the securities held by the Fund experience poor liquidity, the Fund may be unable to transact at advantageous times or prices, which may decrease the Fund’s returns. In addition, there is a risk that policy changes by central governments and governmental agencies, including the U.S. Federal Reserve or the European Central Bank, which could include increasing interest rates, could cause increased volatility in financial markets and lead to higher levels of Fund redemptions from Authorized Participants, which could have a negative impact on the Fund. Furthermore, local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and trading of its Shares. For example, at the start of 2023, central banks had already increased interest rates at the fastest rate on record, and it is unknown how long this trend will continue and when inflation will return to target levels. This increases the risk that monetary policy may provide less support should economic growth slow. Additionally, China’s shift away from a zero-COVID policy creates both opportunities and risks, causing uncertainty for global economic growth. Market risk factors may result in increased volatility and/or decreased liquidity in the securities markets. The Fund’s NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

New Fund Risk: The Fund is a new fund, with no operating history, which may result in additional risks for investors in the Fund. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Trustees may determine to liquidate the Fund. While shareholder interests will be the paramount consideration, the timing of any liquidation may not be favorable to certain individual shareholders. New funds are also subject to Large Shareholder Risk.

Operational Risk: The Fund is exposed to operational risk arising from a number of factors, including but not limited to human error, processing and communication errors, errors of the Fund's service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. Additionally, cyber security failures or breaches of the electronic systems of the Fund, the Adviser, and the Fund's other service providers, market makers, Authorized Participants or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund's business operations, potentially resulting in financial losses to the Fund and its shareholders. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate for those risks that they are intended to address.

Passive Investment Risk: The Fund is not actively managed, and the Adviser does not attempt to take defensive positions in declining markets. Unlike many investment companies, the Fund does not seek to outperform its Underlying Index. Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Index, even if that security generally is underperforming. Additionally, if a constituent of the Underlying Index were removed, even outside of a regular rebalance of the Underlying Index, the Adviser anticipates that the Fund would sell such security. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Index-Related Risk: There is no guarantee that the Fund will achieve a high degree of correlation to the Underlying Index and therefore achieve its investment objective. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Underlying Index. Errors in index data, index computations and/or the construction of the Underlying Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Index Provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders.

Management Risk: The Fund may not fully replicate its Underlying Index and may hold securities not included in its Underlying Index. The Adviser’s investment strategy, the implementation of which is subject to a number of constraints, may cause the Fund to underperform the market or its relevant benchmark or adversely affect the ability of the Fund to achieve its investment objective.

Tracking Error Risk: Tracking error may occur because of differences between the instruments held in the Fund's portfolio and those included in the Underlying Index, pricing differences, transaction costs incurred by the Fund, the Fund's holding of uninvested cash, size of the Fund, differences in timing of the accrual of or the valuation of dividends or interest, tax gains or losses, changes to the Underlying Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Underlying Index does not.

Risks Associated with Exchange-Traded Funds: As an ETF, the Fund is subject to the following risks:

Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as Authorized Participants and engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. To the extent that those Authorized Participants exit the business or are unable to process creation and/or redemption orders, such as in times of market stress, Shares may be more likely to trade at a premium or discount to NAV and/or at wider intraday bid-ask spreads, and possibly face trading halts and/or delisting from an exchange.

Large Shareholder and Affiliated Investor Risk: The Fund may be an investment option for other funds managed by the Adviser and/or its affiliates, as well as an investment option for the Adviser itself, which may have substantial investments in the Fund. Redemptions by these and other large shareholders could have a significant negative impact on the Fund. If a large shareholder were to redeem all, or a large portion, of its Shares, there is no guarantee that the Fund will be able to maintain sufficient assets to continue operations in which case the Board of Trustees may determine to liquidate the Fund. In addition, transactions by large shareholders may account for a large percentage of the trading volume on a national securities exchange and may, therefore, have a material upward or downward effect on the market price of the Shares.

Listing Standards Risk: The Fund is required to comply with listing requirements adopted by the listing exchange. Non-compliance with such requirements may result in the Fund's shares being delisted by the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs and could result in negative tax consequences for its shareholders.

Market Trading Risks and Premium/Discount Risks: Shares of the Fund are publicly traded on a national securities exchange, which may subject shareholders to numerous market trading risks. In stressed market conditions, the market for the Shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares, as well as disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of assets in the Fund or an active trading market for Shares may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. The NAV of the Fund is calculated at the end of each business day and fluctuates with changes in the market value of the Fund’s holdings. The trading price of the Fund’s shares fluctuates, in some cases materially, throughout trading hours in response to changes in the Fund’s NAV.Valuation Risk: The sales price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Underlying Index, particularly for securities that trade in low value or volatile markets or that are valued using a fair value methodology (such as during trading halts). The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's Shares.
Risk Lose Money [Text]	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, the Adviser or any of its affiliates.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund does not have a full calendar year of performance. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index. The Fund's performance is not necessarily indicative of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's returns and comparing the Fund's performance to the Underlying Index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's performance is not necessarily indicative of how the Fund will perform in the future.
Global X Funds | Global X 1-3 Month T-Bill ETF | Global X 1-3 Month T-Bill ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLIP
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.07%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 7
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 23

[1]	Other Expenses are based on estimated amounts for the current fiscal year.